Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

The notes included in this section focus on the costs and commitments associated with employing our staff.

The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2018	2017
	£m	£m
Share Value Plan	40	87
Deferred Share Value Plan	195	65
Others	131	55
Total equity settled	366	207
Cash settled	1	1
Total share based payments	367	208

The terms of the main current plans are as follows:

Share Value Plan (SVP)

The SVP was introduced in March 2010 and approved by shareholders (for Executive Director participation and use of new issue shares) at the AGM in April 2011. SVP awards are granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. The grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.

Deferred Share Value Plan (DSVP)

The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.

Other schemes

In addition to the SVP and DSVP, the Barclays Group operates a number of other schemes settled in Barclays PLC Shares including Sharesave (both UK and Ireland), Sharepurchase (both UK and overseas), and the Barclays Group Long Term Incentive Plan. A delivery of upfront shares to ‘Material Risk Takers’ can be made as Share Incentive Award.

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date are as follows:

	2018				2017
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	1.99	2.11	<1	58,370	2.30	2.30	1	167,476
DSVP[a,b]	1.94	2.10	1	183,962	2.25	2.07	1	115,929
Others[a]	0.36-2.11	1.82-2.11	0-3	38,092	0.41-2.30	1.52-2.30	0-3	129,307

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

SVP and DSVP are nil cost awards on which the performance conditions are substantially completed at the date of grant. Consequently, the fair value of these awards is based on the market value at that date.

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at beginning of year/acquisition date	167,476	291,464	115,929	-	129,307	180,265	1.41	1.38
Transfers in the year[d]	(2,450)	59,990	(2,547)	-	(90,609)	(49,822)	-	-
Granted in the year	855	322	119,668	121,885	61,736	88,597	1.51	1.66
Exercised/released in the year	(102,752)	(172,718)	(39,820)	(1,964)	(56,498)	(73,762)	1.50	1.52
Less: forfeited in the year	(4,759)	(11,582)	(9,268)	(3,992)	(5,844)	(12,247)	1.52	1.42
Less: expired in the year	-	-	-	-	-	(3,724)	1.72	2.03
Outstanding at end of year	58,370	167,476	183,962	115,929	38,092	129,307	1.39	1.41
Of which exercisable:	-	18	-	-	4,083	15,620	1.90	1.58

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was (1,339,640)). The weighted average exercise price relates to Sharesave.

d Awards of employees transferred between Barclays Bank Group and the rest of Group.

Certain Barclays Bank Group’s share option plans enable certain directors and employees to subscribe for new ordinary shares of Barclays PLC.

There were no significant modifications to the share based payments arrangements in 2018 and 2017.

As at 31 December 2018, the total liability arising from cash-settled share based payments transactions was £2m (2017: £2m).